UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
	The Boston Trust & Walden Funds
	(Exact name of registrant as specified in charter)
	One Beacon Street, Boston, MA	02108
	(Address of principal executive offices)	(Zip code)
	3435 Stelzer Road, Columbus, OH	43219
	(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Boston Trust Balanced Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (71.7%)
Consumer Discretionary (7.5%)
Autoliv, Inc.	20,000	1,093,200
Comcast Corp., Class A	100,000	3,197,000
Johnson Controls, Inc.	40,000	1,108,400
McDonald’s Corp.	32,500	2,877,225
NIKE, Inc., Class B	40,000	3,511,200
Omnicom Group, Inc.	40,000	1,944,000
Ross Stores, Inc.	80,000	4,997,600
Target Corp.	5,000	290,950

		19,019,575

Consumer Staples (8.7%)
Church & Dwight Co., Inc.	30,000	1,664,100
Costco Wholesale Corp.	35,000	3,325,000
Diageo PLC, Sponsored ADR	30,000	3,092,100
Kellogg Co.	5,000	246,650
McCormick & Co., Inc.	60,000	3,639,000
Nestle SA, Sponsored ADR	25,000	1,493,500
PepsiCo, Inc.	40,000	2,826,400
Procter & Gamble Co.	35,000	2,143,750
SYSCO Corp.	125,000	3,726,250

		22,156,750

Energy (9.7%)
Apache Corp.	25,000	2,197,250
Chevron Corp.	50,000	5,275,000
ConocoPhillips	50,000	2,794,000
Devon Energy Corp.	25,000	1,449,750
Exxon Mobil Corp.	105,000	8,984,850
Phillips 66	25,000	831,000
Schlumberger Ltd.	50,000	3,245,500

		24,777,350

Financials (9.0%)
Chubb Corp.	70,000	5,097,400
Cincinnati Financial Corp.	125,000	4,758,750
Comerica, Inc.	35,000	1,074,850
JPMorgan Chase & Co.	90,000	3,215,700
M&T Bank Corp.	10,000	825,700
Northern Trust Corp.	22,500	1,035,450
PNC Financial Services Group, Inc.	30,000	1,833,300
State Street Corp.	25,000	1,116,000
T. Rowe Price Group, Inc.	65,000	4,092,400

		23,049,550

Health Care (6.1%)
Becton, Dickinson & Co.	50,000	3,737,500
C.R. Bard, Inc.	32,500	3,491,800
DENTSPLY International, Inc.	55,000	2,079,550
Johnson & Johnson, Inc.	20,000	1,351,200
Medtronic, Inc.	20,000	774,600
Mettler-Toledo International, Inc.(a)	5,000	779,250
Saint Jude Medical, Inc.	20,000	798,200
Stryker Corp.	20,000	1,102,000
Varian Medical Systems, Inc.(a)	25,000	1,519,250

		15,633,350

Industrials (13.7%)
3M Co.	25,000	2,240,000
Donaldson Co., Inc.	150,000	5,005,500
Emerson Electric Co.	75,000	3,493,500
Expeditors International of Washington, Inc.	20,000	775,000
Hubbell, Inc., Class B	42,500	3,312,450
Illinois Tool Works, Inc.	75,000	3,966,750
Precision Castparts Corp.	30,000	4,934,700
Rockwell Collins, Inc.	50,000	2,467,500
United Parcel Service, Inc., Class B	50,000	3,938,000
W.W. Grainger, Inc.	25,000	4,781,000

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
		34,914,400

Information Technology (13.6%)
Accenture PLC, Class A	70,000	4,206,300
Apple, Inc	10,000	5,840,000
Automatic Data Processing, Inc.	70,000	3,896,200
EMC Corp.(a)	150,000	3,844,500
Intel Corp.	125,000	3,331,250
International Business Machines Corp.	30,000	5,867,400
Microsoft Corp.	130,000	3,976,700
Oracle Corp.	125,000	3,712,500

		34,674,850

Materials (3.4%)
Air Products & Chemicals, Inc.	25,000	2,018,250
AptarGroup, Inc.	40,000	2,042,000
Ecolab, Inc.	25,000	1,713,250
Sigma-Aldrich Corp.	40,000	2,957,200

		8,730,700

TOTAL COMMON STOCKS (Cost $113,896,491)		182,956,525

CORPORATE BONDS (4.7%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	586,586

Financials (3.8%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	236,465
American Express Co., 7.00%, 3/19/18	1,500,000	1,858,932
American Express Co., 8.13%, 5/20/19	1,675,000	2,233,532
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,191,923
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,544,052
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	725,402
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,543,155
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	317,247

		9,650,708

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	344,449

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	911,118

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	579,411

TOTAL CORPORATE BONDS (Cost $10,370,607)		12,072,272

MUNICIPAL BONDS (2.8%)
Florida (0.5%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,183,090

Illinois (0.6%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	525,250
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	633,186
Illinois State, Series A, GO, 5.00%, 3/1/22, Prerefunded 3/1/14 @ 100	150,000	161,400
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	267,075

		1,586,911

See Notes to Schedules of Portfolio Investments.

Boston Trust Balanced Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS, CONTINUED
Massachusetts (0.9%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	530,214
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,801,755

		2,331,969

Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	548,030

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	293,615

Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	226,812
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	872,063

		1,098,875

TOTAL MUNICIPAL BONDS (Cost $6,542,488)		7,042,490

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.7%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,266,314
3.30%, 11/25/26	2,000,000	2,146,798
3.39%, 2/1/28	2,000,000	2,115,982

		16,529,094

Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,365,580
4.88%, 12/14/12	4,500,000	4,594,032
5.25%, 9/13/13	5,000,000	5,295,285
5.25%, 12/9/22	1,000,000	1,280,194

		13,535,091

Government National Mortgage Association
4.00%, 9/15/40	974,353	1,067,740
U.S. Treasury Bond
5.25%, 2/15/29	1,500,000	2,116,172
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	6,000,000	7,357,777
U.S. Treasury Note
2.38%, 6/30/18	6,500,000	7,046,916

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,779,814)		47,652,790

INVESTMENT COMPANIES (1.5%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	3,859,051	3,859,051

TOTAL INVESTMENT COMPANIES (Cost $3,859,051)		3,859,051

Total Investments (Cost $179,448,451)(c) — 99.4%		253,583,128

Other assets in excess of liabilities — 0.6%		1,538,385

NET ASSETS — 100.0%		$255,121,513

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Balanced Fund	$179,548,862	$75,768,960	$(1,734,694)	$74,034,266

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Equity Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.4%)
Consumer Discretionary (11.2%)
Autoliv, Inc.	12,500	683,250
Comcast Corp., Class A	50,000	1,598,500
Johnson Controls, Inc.	20,000	554,200
McDonald’s Corp.	17,500	1,549,275
NIKE, Inc., Class B	8,000	702,240
Omnicom Group, Inc.	20,000	972,000
Ross Stores, Inc.	25,000	1,561,750

		7,621,215

Consumer Staples (10.9%)
Church & Dwight Co., Inc.	15,000	832,050
Costco Wholesale Corp.	15,000	1,425,000
Diageo PLC, Sponsored ADR	14,000	1,442,980
McCormick & Co., Inc.	7,000	424,550
Nestle SA, Sponsored ADR	5,000	298,700
PepsiCo, Inc.	12,500	883,250
Procter & Gamble Co.	15,000	918,750
SYSCO Corp.	40,000	1,192,400

		7,417,680

Energy (13.3%)
Apache Corp.	12,000	1,054,680
Chevron Corp.	16,000	1,688,000
ConocoPhillips	15,000	838,200
Devon Energy Corp.	9,000	521,910
Exxon Mobil Corp.	40,000	3,422,800
Phillips 66	7,500	249,300
Schlumberger Ltd.	20,000	1,298,200

		9,073,090

Financials (13.1%)
Chubb Corp.	22,000	1,602,040
Cincinnati Financial Corp.	50,000	1,903,500
Comerica, Inc.	12,500	383,875
JPMorgan Chase & Co.	35,000	1,250,550
M&T Bank Corp.	5,000	412,850
Northern Trust Corp.	7,500	345,150
PNC Financial Services Group, Inc.	12,500	763,875
State Street Corp.	7,500	334,800
T. Rowe Price Group, Inc.	30,000	1,888,800

		8,885,440

Health Care (8.3%)
Becton, Dickinson & Co.	17,000	1,270,750
C.R. Bard, Inc.	12,500	1,343,000
DENTSPLY International, Inc.	25,000	945,250
Johnson & Johnson, Inc.	2,000	135,120
Medtronic, Inc.	10,000	387,300
Mettler-Toledo International, Inc.(a)	1,500	233,775
Saint Jude Medical, Inc.	5,000	199,550
Stryker Corp.	10,000	551,000
Varian Medical Systems, Inc.(a)	10,000	607,700

		5,673,445

Industrials (18.6%)
3M Co.	2,500	224,000
Donaldson Co., Inc.	50,000	1,668,500
Emerson Electric Co.	35,000	1,630,300
Expeditors International of Washington, Inc.	7,000	271,250
Hubbell, Inc., Class B	10,000	779,400
Illinois Tool Works, Inc.	30,000	1,586,700
Precision Castparts Corp.	15,000	2,467,350
Rockwell Collins, Inc.	15,000	740,250
United Parcel Service, Inc., Class B	14,000	1,102,640
W.W. Grainger, Inc.	11,500	2,199,260

		12,669,650

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (17.8%)
Accenture PLC, Class A	25,000	1,502,250
Apple, Inc.	4,000	2,336,000
Automatic Data Processing, Inc.	20,000	1,113,200
EMC Corp.(a)	60,000	1,537,800
Intel Corp.	40,000	1,066,000
International Business Machines Corp.	10,000	1,955,800
Microsoft Corp.	45,000	1,376,550
Oracle Corp.	40,000	1,188,000

		12,075,600

Materials (5.2%)
Air Products & Chemicals, Inc.	7,500	605,475
AptarGroup, Inc.	10,000	510,500
Ecolab, Inc.	14,000	959,420
Sigma-Aldrich Corp.	20,000	1,478,600

		3,553,995

TOTAL COMMON STOCKS (Cost $39,776,214)		66,970,115

INVESTMENT COMPANIES (1.5%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	1,038,483	1,038,483
TOTAL INVESTMENT COMPANIES (Cost $1,038,483)		1,038,483

Total Investments (Cost $40,814,697)(c) — 99.9%		68,008,598
Other assets in excess of liabilities — 0.1%		58,343

NET ASSETS — 100.0%		$68,066,941

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Equity Fund	$40,925,346	$27,942,312	$(859,060)	$27,083,252

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Midcap Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.1%)
Consumer Discretionary (11.5%)
Advance Auto Parts, Inc.	5,850	399,087
Autoliv, Inc.	7,530	411,590
Family Dollar Stores, Inc.	5,000	332,400
Gentex Corp.	10,750	224,352
Hasbro, Inc.	12,000	406,440
O’Reilly Automotive, Inc.(a)	4,000	335,080
Omnicom Group, Inc.	9,000	437,400
Ross Stores, Inc.	10,100	630,947

		3,177,296

Consumer Staples (8.0%)
Brown-Forman Corp., Class B	5,525	535,096
Campbell Soup Co.	9,000	300,420
Church & Dwight Co., Inc.	14,000	776,580
McCormick & Co., Inc.	10,000	606,500

		2,218,596

Energy (7.8%)
Cabot Oil & Gas Corp.	6,000	236,400
Core Laboratories NV	4,000	463,600
Denbury Resources, Inc.(a)	24,425	369,062
Energen Corp.	5,000	225,650
FMC Technologies, Inc.(a)	7,800	305,994
Murphy Oil Corp.	6,500	326,885
Oceaneering International, Inc.	5,000	239,300

		2,166,891

Financials (17.3%)
Bank of Hawaii Corp.	4,950	227,453
Cincinnati Financial Corp.	13,905	529,363
Comerica, Inc.	11,275	346,255
Commerce Bancshares, Inc.	7,237	274,282
Cullen/Frost Bankers, Inc.	4,950	284,576
Digital Realty Trust, Inc.	3,800	285,266
East West Bancorp, Inc.	12,500	293,250
Eaton Vance Corp.	7,150	192,693
IntercontinentalExchange, Inc.(a)	2,200	299,156
Jones Lang LaSalle, Inc.	3,175	223,425
M&T Bank Corp.	3,650	301,380
Northern Trust Corp.	10,000	460,200
SEI Investments Co.	12,800	254,592
T. Rowe Price Group, Inc.	10,000	629,600
TD Ameritrade Holding Corp.	10,025	170,425

		4,771,916

Health Care (13.1%)
C.R. Bard, Inc.	5,850	628,524
DENTSPLY International, Inc.	11,750	444,267
IDEXX Laboratories, Inc.(a)	2,650	254,745
Laboratory Corp. of America Holdings(a)	3,250	300,982
Mettler-Toledo International, Inc.(a)	3,500	545,475
ResMed, Inc.(a)	9,200	287,040
Techne Corp.	3,700	274,540
Varian Medical Systems, Inc.(a)	6,700	407,159
Waters Corp.(a)	6,000	476,820

		3,619,552

Industrials (16.3%)
AMETEK, Inc.	10,750	536,532
C.H. Robinson Worldwide, Inc.	4,150	242,900
CLARCOR, Inc.	6,950	334,712
Donaldson Co., Inc.	20,000	667,400
Expeditors International of Washington, Inc.	6,700	259,625
Hubbell, Inc., Class B	5,300	413,082
IDEX Corp.	6,000	233,880
Lincoln Electric Holdings, Inc.	14,500	634,955
Rockwell Collins, Inc.	5,500	271,425

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
W.W. Grainger, Inc.	3,375	645,435
Wabtec Corp.	3,400	265,234

		4,505,180

Information Technology (14.1%)
BMC Software, Inc.(a)	14,200	606,056
Check Point Software Technologies Ltd.(a)	10,000	495,900
Citrix Systems, Inc.(a)	6,500	545,610
F5 Networks, Inc.(a)	2,600	258,856
FactSet Research Systems, Inc.	2,800	260,232
Fiserv, Inc.(a)	3,250	234,715
NetApp, Inc.(a)	12,925	411,274
Paychex, Inc.	8,000	251,280
Polycom, Inc.(a)	11,000	115,720
Riverbed Technology, Inc.(a)	10,400	167,960
Teradata Corp.(a)	7,525	541,875

		3,889,478

Materials (5.8%)
AptarGroup, Inc.	11,000	561,550
Ecolab, Inc.	4,875	334,084
Sigma-Aldrich Corp.	9,400	694,942

		1,590,576

Utilities (4.2%)
AGL Resources, Inc.	7,150	277,063
Northeast Utilities	8,766	340,208
Questar Corp.	26,225	547,053

		1,164,324

TOTAL COMMON STOCKS (Cost $19,548,104)		27,103,809

INVESTMENT COMPANIES (1.9%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	536,979	536,979

TOTAL INVESTMENT COMPANIES (Cost $536,979)		536,979

Total Investments (Cost $20,085,083)(c) — 100.0%		27,640,788
Other assets in excess of liabilities — 0.0%		12,138

NET ASSETS — 100.0%		$27,652,926

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Midcap Fund	$20,085,083	$8,296,174	$(740,469)	$7,555,705

See Notes to Schedules of Portfolio Investments.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.6%)
Consumer Discretionary (13.2%)
Amerigon, Inc.(a)	159,975	1,838,113
Dorman Products, Inc.(a)	66,650	1,672,249
Fuel Systems Solutions, Inc.(a)	140,007	2,336,717
Hibbet Sports, Inc.(a)	100,019	5,772,096
iRobot Corp.(a)	76,000	1,683,400
Life Time Fitness, Inc.(a)	67,046	3,118,309
Select Comfort Corporation(a)	270,000	5,648,400
Sodastream International Ltd.(a)	73,086	2,994,333
The Men’s Wearhouse, Inc.	97,798	2,752,036
Universal Technical Institute, Inc.	128,825	1,740,426
Vitamin Shoppe, Inc.(a)	76,000	4,174,680
Wiley John & Sons, Inc.	126,353	6,190,033
Wolverine World Wide, Inc.	87,015	3,374,442

		43,295,234

Consumer Staples (4.6%)
Darling International Inc.(a)	115,321	1,901,643
Fresh Market, Inc.(a)	60,300	3,233,889
Hain Celestial Group, Inc.(a)	59,074	3,251,433
Lifeway Foods, Inc.	76,830	796,727
United Natural Foods, Inc.(a)	106,443	5,839,463

		15,023,155

Energy (5.3%)
Carbo Ceramics, Inc.	73,300	5,624,309
Lufkin Industries, Inc.	88,038	4,782,224
Natural Gas Services Group(a)	86,965	1,288,821
OYO Geospace Corp.(a)	25,710	2,313,643
RPC, Inc.	150,000	1,783,500
Tesco Corp.(a)	138,784	1,665,408

		17,457,905

Financials (21.8%)
Bank of Hawaii Corp.	141,580	6,505,601
Cohen & Steers, Inc.	105,525	3,641,668
Corporate Office Properties	121,910	2,866,104
Dime Community Bancshares	173,186	2,301,642
Dupont Fabros Technology Inc.	196,300	5,606,328
East West Bancorp Inc	246,342	5,779,183
eHealth, Inc.(a)	25,147	405,118
Financial Engines Inc.(a)	144,350	3,096,307
Green Dot Corp. - Class A(a)	145,349	3,215,120
Independent Bank Corp.	106,834	3,120,621
Marketaxess Holdings, Inc.	83,395	2,221,643
Ocwen Financial Corp.(a)	345,063	6,480,283
Signature Bank(a)	92,075	5,613,813
SVB Financial Group(a)	89,775	5,271,588
Texas Capital Bancshares, Inc.(a)	101,617	4,104,311
UMB Financial Corp.	111,750	5,724,952
Umpqua Holdings Corp.	418,923	5,513,027

		71,467,309

Health Care (13.5%)
Bruker Corp.(a)	315,100	4,193,981
Cantel Medical Corp.	97,498	2,656,820
Computer Programs & Systems, Inc.	59,507	3,404,991
ICU Medical, Inc.(a)	78,528	4,191,825
Landauer, Inc.	28,050	1,608,107
Meridian Bioscience Inc.	254,679	5,210,732
Myriad Genetics, Inc.(a)	148,075	3,519,743
Neogen Corp(a)	140,981	6,513,322
Quality Systems Inc.	111,751	3,074,270
Techne Corp.	49,325	3,659,915
West Pharmaceutical Services, Inc.	120,837	6,101,060

		44,134,766

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials (15.1%)
American Science & Engineering, Inc.	54,350	3,068,058
Apogee Enterprises, Inc.	150,000	2,410,500
Clarcor, Inc.	129,948	6,258,296
Esco Technelogies, Inc.	45,400	1,654,376
Genesee & Wyoming, Inc.(a)	105,025	5,549,521
Herman Miller, Inc.	63,825	1,182,039
Hub Group, Inc.(a)	93,800	3,395,560
II-VI, Inc.(a)	59,800	996,866
Layne Christensen Co.(a)	42,750	884,498
Lindsay Manufacturing	66,950	4,345,055
Middleby Corp.(a)	48,450	4,826,104
Simpson Manufacturing Co., Inc.	109,355	3,227,066
Team, Inc.(a)	146,875	4,579,562
Watts Water Technologies, Inc.	101,215	3,374,508
Westinghouse Air Brake Co.	50,471	3,937,243

		49,689,252

Information Technology (17.6%)
Blackbaud, Inc.	109,255	2,804,576
Bottomline Technologies, Inc.(a)	122,534	2,211,739
Ceragon Networks Ltd.(a)	201,325	1,725,355
Coherent, Inc.(a)	47,426	2,053,546
Commvault Systems, Inc.(a)	107,458	5,326,693
GT Advanced Technologies, Inc.(a)	164,843	870,371
Interdigital Inc.	76,381	2,254,003
IPG Photonics Corp.(a)	56,775	2,474,822
J2 Global Inc.	129,025	3,408,840
Liquidity Services Inc.(a)	89,767	4,595,173
Microstrategy Inc.(a)	14,078	1,828,169
NIC Inc.	173,405	2,202,243
Plantronics, Inc.	178,897	5,975,160
Polycom, Inc.(a)	299,975	3,155,737
Power Integrations, Inc.	144,950	5,406,635
Riverbed Technology, Inc.(a)	95,750	1,546,363
Sapient Corp.	428,633	4,316,334
Wright Express Corp.(a)	88,637	5,470,676

		57,626,435

Materials (4.3%)
Calgon Carbon Corporation(a)	198,825	2,827,291
Commercial Metals. Co	197,692	2,498,827
Kraton Performance Polymers, Inc.(a)	64,025	1,402,788
Minerals Technologies, Inc.	51,071	3,257,308
Quaker Chemical Corp.	86,575	4,000,631

		13,986,845

Utilities (3.2%)
American States Water Co.	52,244	2,067,818
New Jersey Resources Corp.	123,533	5,387,274
South Jersey Industries, Inc.	62,203	3,170,487

		10,625,579

TOTAL COMMON STOCKS (Cost $286,106,706)		323,306,480

INVESTMENT COMPANIES (1.0%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	3,273,815	3,273,815

TOTAL INVESTMENT COMPANIES (Cost $3,273,815)		3,273,815

Total Investments (Cost $289,380,521)(c) — 99.6%		326,580,295
Other assets in excess of liabilities — 0.4%		1,370,581

NET ASSETS — 100.0%		$327,950,876

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Small Cap Fund	$289,544,922	$55,613,462	$(18,578,089)	$37,035,373

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (13.1%)
Autoliv, Inc.	727	39,738
Dorman Products, Inc.(a)	700	17,563
Gentex Corp.	1,453	30,324
Hibbett Sports, Inc.(a)	749	43,225
iRobot Corp.(a)	725	16,059
John Wiley & Sons, Inc., Class A	341	16,705
Life Time Fitness, Inc.(a)	659	30,650
LKQ Corp.(a)	1,294	43,220
Select Comfort Corp.(a)	1,839	38,472
SodaStream International Ltd.(a)	727	29,785
Tempur-Pedic International, Inc.(a)	1,158	27,086
The Men’s Wearhouse, Inc.	772	21,724
Vitamin Shoppe, Inc.(a)	817	44,878
Wolverine World Wide, Inc.	863	33,467

		432,896

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	341	18,915
Darling International, Inc.(a)	817	13,472
Hain Celestial Group, Inc.(a)	636	35,006
The Fresh Market, Inc.(a)	545	29,228
United Natural Foods, Inc.(a)	681	37,360

		133,981

Energy (5.5%)
CARBO Ceramics, Inc.	681	52,253
Core Laboratories NV	386	44,737
Denbury Resources, Inc.(a)	1,544	23,330
Lufkin Industries, Inc.	341	18,523
Oceaneering International, Inc.	886	42,404

		181,247

Financials (22.9%)
Bank of Hawaii Corp.	1,431	65,754
Cohen & Steers, Inc.	1,113	38,410
Commerce Bancshares, Inc.	1,158	43,888
Corporate Office Properties Trust	863	20,289
Cullen/Frost Bankers, Inc.	568	32,654
DuPont Fabros Technology, Inc.	1,476	42,155
East West Bancorp, Inc.	2,907	68,198
Eaton Vance Corp.	636	17,140
Financial Engines, Inc.(a)	1,544	33,119
Green Dot Corp., Class A(a)	1,499	33,158
Jones Lang LaSalle, Inc.	863	60,729
MarketAxess Holdings, Inc.	908	24,189
Ocwen Financial Corp.(a)	3,452	64,829
SEI Investments Co.	1,249	24,843
Signature Bank(a)	931	56,763
SVB Financial Group(a)	727	42,689
Texas Capital Bancshares, Inc.(a)	772	31,181
UMB Financial Corp.	659	33,761
Umpqua Holdings Corp.	1,976	26,004

		759,753

Health Care (11.4%)
Bruker Corp.(a)	2,702	35,964
ICU Medical, Inc.(a)	704	37,580
Idexx Laboratories, Inc.(a)	431	41,432
Mednax, Inc.(a)	250	17,135
Meridian Bioscience, Inc.	1,794	36,705
Mettler-Toledo International, Inc.(a)	182	28,365
Myriad Genetics, Inc.(a)	1,635	38,864
Neogen Corp.(a)	477	22,037
Quality Systems, Inc.	1,249	34,360
ResMed, Inc.(a)	1,067	33,290
Techne Corp.	341	25,302
West Pharmaceutical Services, Inc.	545	27,517

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Health Care, continued

		378,551

Industrials (15.6%)
CLARCOR, Inc.	1,226	59,044
Donaldson Co., Inc.	1,907	63,636
ESCO Technologies, Inc.	477	17,382
Genesee & Wyoming, Inc., Class A(a)	727	38,415
Hub Group, Inc., Class A(a)	863	31,241
Hubbell, Inc., Class B	318	24,785
IDEX Corp.	545	21,244
II-VI, Inc.(a)	900	15,003
Lindsay Manufacturing Co.	727	47,182
Middleby Corp.(a)	522	51,996
Nordson Corp.	590	30,261
Simpson Manufacturing Co., Inc.	590	17,411
Wabtec Corp.	863	67,323
Watts Water Technologies, Inc., Class A	999	33,307

		518,230

Information Technology (15.4%)
Blackbaud, Inc.	772	19,817
Bottomline Technologies, Inc.(a)	817	14,747
Coherent, Inc.(a)	318	13,769
CommVault Systems, Inc.(a)	727	36,037
Factset Research Systems, Inc.	341	31,693
InterDigital, Inc.	772	22,782
IPG Photonics Corp.(a)	790	34,436
j2 Global, Inc.	1,045	27,609
Liquidity Services, Inc.(a)	727	37,215
MicroStrategy, Inc., Class A(a)	272	35,322
National Instruments Corp.	1,181	31,722
NIC, Inc.	1,453	18,453
Plantronics, Inc.	1,090	36,406
Polycom, Inc.(a)	2,271	23,891
Power Integrations, Inc.	817	30,474
Riverbed Technology, Inc.(a)	1,090	17,604
Sapient Corp.	3,633	36,584
Wright Express Corp.(a)	681	42,031

		510,592

Materials (6.1%)
AptarGroup, Inc.	1,226	62,587
Calgon Carbon Corp.(a)	2,702	38,422
Commercial Metals Co.	2,634	33,294
Kraton Performance Polymers, Inc.(a)	1,158	25,372
Minerals Technologies, Inc.	659	42,031

		201,706

Utilities (5.1%)
AGL Resources, Inc.	908	35,185
American States Water Co.	931	36,849
New Jersey Resources Corp.	681	29,698
Questar Corp.	3,225	67,274

		169,006

TOTAL COMMON STOCKS (Cost $3,274,137)		3,285,962

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	41,038	41,038

TOTAL INVESTMENT COMPANIES (Cost $41,038)(c)		41,038

Total Investments (Cost $3,315,175) — 100.3%		3,327,000

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

Liabilities in excess of other assets — (0.3)%	(10,643)

NET ASSETS — 100.0%	$3,316,357

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust SMID Cap Fund	$3,315,175	$232,184	$(220,359)	$11,825

See Notes to Schedules of Portfolio Investments.

Walden Balanced Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (71.7%)
Consumer Discretionary (8.1%)
Autoliv, Inc.	5,500	300,630
Johnson Controls, Inc.	12,000	332,520
McDonald’s Corp.	8,000	708,240
NIKE, Inc., Class B	9,000	790,020
Omnicom Group, Inc.	10,000	486,000
Ross Stores, Inc.	15,000	937,050
The Home Depot, Inc.	3,000	158,970
Time Warner Cable, Inc.	9,500	779,950

		4,493,380

Consumer Staples (9.2%)
Colgate-Palmolive Co.	7,850	817,185
Costco Wholesale Corp.	9,200	874,000
McCormick & Co., Inc.	7,000	424,550
Nestle SA, Sponsored ADR	11,500	687,010
PepsiCo, Inc.	12,300	869,118
Procter & Gamble Co.	12,500	765,625
SYSCO Corp.	22,000	655,820

		5,093,308

Energy (8.3%)
Apache Corp.	9,000	791,010
BG Group PLC, Sponsored ADR	34,000	698,360
ConocoPhillips	17,000	949,960
Core Laboratories NV	6,500	753,350
Denbury Resources, Inc.(a)	25,000	377,750
Devon Energy Corp.	12,500	724,875
Phillips 66	8,000	265,920

		4,561,225

Financials (8.6%)
American Express Co.	7,100	413,291
Chubb Corp.	6,500	473,330
Cincinnati Financial Corp.	21,000	799,470
Comerica, Inc.	15,000	460,650
Commerce Bancshares, Inc.	10,000	379,000
JPMorgan Chase & Co.	13,500	482,355
PNC Financial Services Group, Inc.	7,000	427,770
State Street Corp.	10,000	446,400
T. Rowe Price Group, Inc.	14,000	881,440

		4,763,706

Health Care (8.5%)
Becton, Dickinson & Co.	9,000	672,750
C.R. Bard, Inc.	7,800	838,032
DENTSPLY International, Inc.	17,000	642,770
Johnson & Johnson, Inc.	9,000	608,040
Medtronic, Inc.	10,000	387,300
Mettler-Toledo International, Inc.(a)	3,600	561,060
Stryker Corp.	9,500	523,450
Waters Corp.(a)	6,000	476,820

		4,710,222

Industrials (10.9%)
3M Co.	9,000	806,400
Deere & Co.	8,000	646,960
Donaldson Co., Inc.	25,600	854,272
Emerson Electric Co.	15,950	742,951
Illinois Tool Works, Inc.	16,000	846,240
Lincoln Electric Holdings, Inc.	11,500	503,585
United Parcel Service, Inc., Class B	9,200	724,592
W.W. Grainger, Inc.	4,650	889,266

		6,014,266

Information Technology (14.5%)
Accenture PLC, Class A	11,500	691,035
Apple, Inc	2,100	1,226,400
Automatic Data Processing, Inc.	10,000	556,600

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, continued
Cisco Systems, Inc.	33,000	566,610
EMC Corp.(a)	27,000	692,010
Google, Inc., Class A(a)	800	464,056
Intel Corp.	22,000	586,300
International Business Machines Corp.	4,500	880,110
Microsoft Corp.	29,000	887,110
NetApp, Inc.(a)	9,000	286,380
Oracle Corp.	23,000	683,100
QUALCOMM, Inc.	9,000	501,120

		8,020,831

Materials (3.6%)
AptarGroup, Inc.	11,000	561,550
Praxair, Inc.	6,700	728,491
Sigma-Aldrich Corp.	9,000	665,370

		1,955,411

TOTAL COMMON STOCKS (Cost $30,992,843)		39,612,349

CORPORATE BONDS (3.9%)
Consumer Staples (0.3%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	170,572

Financials (3.0%)
American Express Co., 7.00%, 3/19/18	250,000	309,822
American Express Co., 8.13%, 5/20/19	250,000	333,363
Calvert Social Investment Foundation MTN, 3.00%, 8/15/12	75,000	75,000
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	257,342
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	362,701
Wachovia Corp., 5.75%, 6/15/17	250,000	291,412

		1,629,640

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	200,000	242,965

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	118,971

TOTAL CORPORATE BONDS (Cost $1,885,777)		2,162,148

MUNICIPAL BONDS (1.4%)
Illinois (0.4%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	205,628

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	164,409

Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	108,507

Wisconsin (0.5%)
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	271,300

TOTAL MUNICIPAL BONDS (Cost $704,354)		749,844

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.1%)
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	316,436
Federal Home Loan Bank
1.00%, 3/27/13	1,250,000	1,257,028
1.75%, 8/22/12	350,000	350,777
1.75%, 12/14/12	850,000	855,899

See Notes to Schedules of Portfolio Investments.

Walden Balanced Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Federal Home Loan Bank, continued
2.50%, 3/11/22	200,000	206,755
3.75%, 12/14/18	1,250,000	1,435,781
4.13%, 3/13/20	250,000	295,748
4.63%, 10/10/12	600,000	607,445
5.25%, 12/11/20	675,000	850,518
5.25%, 8/15/22	1,000,000	1,270,606
5.50%, 7/15/36	700,000	947,729

		8,078,286

Government National Mortgage Association
4.00%, 9/15/40	194,871	213,549
4.00%, 9/15/41	730,615	799,499
6.50%, 5/15/32	49,328	57,323

		1,070,371

The Financing Corporation
2.92%, 4/5/13	100,000	99,568
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	1,250,000	1,532,870

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,387,247)		11,097,531

INVESTMENT COMPANIES (2.8%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	1,562,629	1,562,629

TOTAL INVESTMENT COMPANIES (Cost $1,562,629)		1,562,629

Total Investments (Cost $45,532,850)(c) — 99.9%		55,184,501
Other assets in excess of liabilities — 0.1%		78,614

NET ASSETS — 100.0%		$55,263,115

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Balanced Fund	$45,562,563	$10,460,637	$(838,699)	$9,621,938

ADR	American Depositary Receipt
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Equity Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (10.8%)
Autoliv, Inc.	15,000	819,900
Johnson Controls, Inc.	20,000	554,200
McDonald’s Corp.	19,000	1,682,070
NIKE, Inc., Class B	19,000	1,667,820
Omnicom Group, Inc.	24,000	1,166,400
Ross Stores, Inc.	36,000	2,248,920
The TJX Cos., Inc.	13,000	558,090
Time Warner Cable, Inc.	24,000	1,970,400

		10,667,800

Consumer Staples (13.2%)
Colgate-Palmolive Co.	17,000	1,769,700
Costco Wholesale Corp.	19,000	1,805,000
General Mills, Inc.	17,000	655,180
Kellogg Co.	20,000	986,600
McCormick & Co., Inc.	19,000	1,152,350
Nestle SA, Sponsored ADR	26,000	1,553,240
PepsiCo, Inc.	26,000	1,837,160
Procter & Gamble Co.	26,000	1,592,500
SYSCO Corp.	55,000	1,639,550

		12,991,280

Energy (11.3%)
Apache Corp.	21,000	1,845,690
BG Group PLC, Sponsored ADR	82,500	1,694,550
ConocoPhillips	40,000	2,235,200
Core Laboratories NV	17,000	1,970,300
Denbury Resources, Inc.(a)	61,000	921,710
Devon Energy Corp.	30,000	1,739,700
Phillips 66	21,000	698,040

		11,105,190

Financials (11.3%)
American Express Co.	17,600	1,024,496
Chubb Corp.	16,000	1,165,120
Cincinnati Financial Corp.	60,000	2,284,200
Comerica, Inc.	37,000	1,136,270
JPMorgan Chase & Co.	34,000	1,214,820
PNC Financial Services Group, Inc.	17,000	1,038,870
State Street Corp.	23,000	1,026,720
T. Rowe Price Group, Inc.	35,030	2,205,488

		11,095,984

Health Care (12.3%)
Becton, Dickinson & Co.	22,000	1,644,500
C.R. Bard, Inc.	16,000	1,719,040
DENTSPLY International, Inc.	42,000	1,588,020
Johnson & Johnson, Inc.	19,000	1,283,640
Medtronic, Inc.	35,000	1,355,550
Mettler-Toledo International, Inc.(a)	6,000	935,100
Saint Jude Medical, Inc.	26,000	1,037,660
Stryker Corp.	23,000	1,267,300
Waters Corp.(a)	16,000	1,271,520

		12,102,330

Industrials (15.6%)
3M Co.	17,000	1,523,200
Deere & Co.	21,000	1,698,270
Donaldson Co., Inc.	50,000	1,668,500
Emerson Electric Co.	38,000	1,770,040
Expeditors International of Washington, Inc.	18,000	697,500
Hubbell, Inc., Class B	12,000	935,280
Illinois Tool Works, Inc.	37,000	1,956,930
Lincoln Electric Holdings, Inc.	28,500	1,248,015
United Parcel Service, Inc., Class B	22,000	1,732,720
W.W. Grainger, Inc.	11,000	2,103,640

		15,334,095

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (19.8%)
Accenture PLC, Class A	22,000	1,321,980
Apple, Inc.	4,800	2,803,200
Automatic Data Processing, Inc.	25,000	1,391,500
Cisco Systems, Inc.	90,000	1,545,300
EMC Corp.(a)	60,000	1,537,800
Google, Inc., Class A(a)	1,900	1,102,133
Intel Corp.	65,000	1,732,250
International Business Machines Corp.	11,000	2,151,380
Microsoft Corp.	75,000	2,294,250
NetApp, Inc.(a)	24,000	763,680
Oracle Corp.	55,000	1,633,500
QUALCOMM, Inc.	21,000	1,169,280

		19,446,253

Materials (4.6%)
AptarGroup, Inc.	27,000	1,378,350
Praxair, Inc.	15,000	1,630,950
Sigma-Aldrich Corp.	21,000	1,552,530

		4,561,830

TOTAL COMMON STOCKS (Cost $73,219,899)		97,304,762

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	1,206,360	1,206,360

TOTAL INVESTMENT COMPANIES (Cost $1,206,360)		1,206,360

Total Investments (Cost $74,426,259)(c) — 100.1%		98,511,122
Liabilities in excess of other assets — (0.1)%		(86,543)

NET ASSETS — 100.0%		$98,424,579

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Equity Fund	$74,433,194	$26,720,377	$(2,642,449)	$24,077,928

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Midcap Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (96.3%)
Consumer Discretionary (11.8%)
Autoliv, Inc.	5,250	286,965
Family Dollar Stores, Inc.	3,200	212,736
Gentex Corp.	7,500	156,525
Hasbro, Inc.	6,500	220,155
O’Reilly Automotive, Inc.(a)	3,000	251,310
Omnicom Group, Inc.	6,000	291,600
Ross Stores, Inc.	5,250	327,968

		1,747,259

Consumer Staples (7.3%)
Campbell Soup Co.	5,500	183,590
Church & Dwight Co., Inc.	7,000	388,290
McCormick & Co., Inc.	5,400	327,510
The Clorox Co.	2,500	181,150

		1,080,540

Energy (7.4%)
Cabot Oil & Gas Corp.	3,200	126,080
Core Laboratories N.V.	2,400	278,160
Denbury Resources, Inc.(a)	15,000	226,650
Energen Corp.	3,500	157,955
FMC Technologies, Inc.(a)	5,000	196,150
Oceaneering International, Inc.	2,500	119,650

		1,104,645

Financials (16.2%)
Bank of Hawaii Corp.	3,800	174,610
Cincinnati Financial Corp.	7,750	295,042
Comerica, Inc.	5,025	154,318
Commerce Bancshares, Inc.	4,510	170,929
Cullen/Frost Bankers, Inc.	2,750	158,098
Digital Realty Trust, Inc.	1,725	129,496
East West Bancorp, Inc.	5,500	129,030
Eaton Vance Corp.	3,725	100,389
IntercontinentalExchange, Inc.(a)	1,100	149,578
Jones Lang Lasalle, Inc.	1,725	121,388
Northern Trust Corp.	6,000	276,120
SEI Investment Corp.	5,925	117,848
T. Rowe Price Group, Inc.	5,400	339,984
TD Ameritrade Holding Corp.	5,500	93,500

		2,410,330

Health Care (13.0%)
C.R. Bard, Inc.	3,000	322,320
DENTSPLY International, Inc.	5,275	199,448
Idexx Laboratories, Inc.(a)	1,400	134,582
Laboratory Corp. of America Holdings(a)	2,000	185,220
Mettler-Toledo International, Inc.(a)	2,000	311,700
Resmed, Inc.(a)	4,900	152,880
Techne Corp.	2,075	153,965
Varian Medical Systems, Inc.(a)	3,800	230,926
Waters Corp.(a)	3,000	238,410

		1,929,451

Industrials (16.6%)
AMETEK, Inc.	5,250	262,027
Clarcor, Inc.	3,750	180,600
Donaldson Co., Inc.	10,500	350,385
Dover Corp.	2,550	136,706
Expeditors International of Washington, Inc.	5,175	200,531
Graco, Inc.	2,600	119,808
Hubbell, Inc. - Class B	3,000	233,820
Idex Corp	3,300	128,634
Lincoln Electric Holdings, Inc.	6,750	295,582
W.W. Grainger, Inc.	2,000	382,480
Westinghouse Air Brake Co.	2,250	175,523

		2,466,096

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (14.0%)
BMC Software, Inc.(a)	7,250	309,430
Check Point Software Technologies Ltd.(a)	5,750	285,142
Citrix Systems, Inc.(a)	3,500	293,790
F5 Networks, Inc.(a)	1,200	119,472
Factset Research Systems, Inc.	1,550	144,057
Fiserv, Inc.(a)	1,750	126,385
NetApp, Inc.(a)	7,000	222,740
Paychex, Inc.	4,675	146,842
Polycom, Inc.(a)	7,275	76,533
Riverbed Technology, Inc.(a)	5,000	80,750
Teradata Corp.(a)	3,875	279,039

		2,084,180

Materials (5.8%)
AptarGroup, Inc.	6,000	306,300
Ecolab, Inc.	2,875	197,024
Sigma-Aldrich Corp.	4,800	354,864

		858,188

Utilities (4.2%)
AGL Resources, Inc.	4,200	162,750
Northeast Utilities	4,558	176,896
Questar Corp.	13,625	284,217

		623,863

TOTAL COMMON STOCKS (Cost $13,167,069)		14,304,552

INVESTMENT COMPANIES (4.1%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	606,281	606,281

TOTAL INVESTMENT COMPANIES (Cost $606,281)		606,281

Total Investments (Cost $13,773,350)(c) — 100.4%		14,910,833

Liabilities in excess of other assets — (0.4)%		(63,887)

NET ASSETS — 100.0%		$14,846,946

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Midcap Fund	$13,773,924	$1,499,717	$(362,808)	$1,136,909

See Notes to Schedules of Portfolio Investments.

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (97.0%)
Consumer Discretionary (12.6%)
Amerigon, Inc.(a)	36,150	415,363
Dorman Products, Inc.(a)	15,575	390,777
Fuel Systems Solutions, Inc.(a)	32,600	544,094
Hibbet Sports, Inc.(a)	23,500	1,356,185
John Wiley & Sons, Inc., Class A	29,200	1,430,508
Life Time Fitness, Inc.(a)	16,000	744,160
Select Comfort Corp.(a)	61,000	1,276,120
SodaStream International Ltd.(a)	17,000	696,490
The Men’s Wearhouse, Inc.	23,000	647,220
Universal Technical Institute, Inc.	29,500	398,545
Vitamin Shoppe, Inc.(a)	18,000	988,740
Wolverine World Wide, Inc.	20,500	794,990

		9,683,192

Consumer Staples (4.4%)
Darling International, Inc.(a)	26,700	440,283
Hain Celestial Group, Inc.(a)	13,400	737,536
Lifeway Foods, Inc.	16,325	169,290
The Fresh Market, Inc.(a)	13,100	702,553
United Natural Foods, Inc.(a)	24,925	1,367,386

		3,417,048

Energy (5.3%)
CARBO Ceramics, Inc.	17,075	1,310,165
Lufkin Industries, Inc.	20,525	1,114,918
Natural Gas Services Group, Inc.(a)	20,100	297,882
OYO Geospace Corp.(a)	5,800	521,942
RPC, Inc.	34,950	415,555
Tesco Corp.(a)	32,000	384,000

		4,044,462

Financials (21.5%)
Bank of Hawaii Corp.	32,425	1,489,929
Cohen & Steers, Inc.	24,400	842,044
Corporate Office Properties Trust	27,850	654,754
Dime Community Bancshares, Inc.	40,471	537,860
DuPont Fabros Technology, Inc.	44,825	1,280,202
East West Bancorp, Inc.	56,625	1,328,422
eHealth, Inc.(a)	5,418	87,284
Financial Engines, Inc.(a)	33,225	712,676
Green Dot Corp., Class A(a)	33,700	745,444
Independent Bank Corp.	24,800	724,408
MarketAxess Holdings, Inc.	20,125	536,130
Ocwen Financial Corp.(a)	80,100	1,504,278
Signature Bank(a)	20,325	1,239,215
SVB Financial Group(a)	21,000	1,233,120
Texas Capital Bancshares, Inc.(a)	23,475	948,155
UMB Financial Corp.	26,125	1,338,384
Umpqua Holdings Corp.	95,800	1,260,728

		16,463,033

Health Care (13.5%)
Bruker Corp.(a)	76,200	1,014,222
Cantel Medical Corp.	23,500	640,375
Computer Programs & Systems, Inc.	13,700	783,914
ICU Medical, Inc.(a)	18,200	971,516
Landauer, Inc.	8,500	487,305
Meridian Bioscience, Inc.	59,000	1,207,140
Myriad Genetics, Inc.(a)	34,600	822,442
Neogen Corp.(a)	32,100	1,483,020
Quality Systems, Inc.	25,700	707,007
Techne Corp.	11,150	827,330
West Pharmaceutical Services, Inc.	27,800	1,403,622

		10,347,893

Industrials (14.8%)
American Science & Engineering, Inc.	12,825	723,971

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Apogee Enterprises, Inc.	35,275	566,869
CLARCOR, Inc.	30,400	1,464,064
ESCO Technologies, Inc.	10,975	399,929
Genesee & Wyoming, Inc., Class A(a)	24,300	1,284,012
Herman Miller, Inc.	14,550	269,466
Hub Group, Inc., Class A(a)	21,650	783,730
Layne Christensen Co.(a)	10,475	216,728
Lindsay Manufacturing Co.	15,150	983,235
Middleby Corp.(a)	11,275	1,123,103
Simpson Manufacturing Co., Inc.	25,825	762,096
Team, Inc.(a)	33,850	1,055,443
Watts Water Technologies, Inc., Class A	23,075	769,320
Westinghouse Air Brake Co.	11,975	934,170

		11,336,136

Information Technology (17.5%)
Blackbaud, Inc.	25,300	649,451
Bottomline Technologies, Inc.(a)	27,950	504,497
Ceragon Networks Ltd.(a)	46,850	401,505
Coherent, Inc.(a)	11,000	476,300
CommVault Systems, Inc.(a)	24,700	1,224,379
GT Advanced Technologies, Inc.(a)	37,157	196,189
InterDigital, Inc.	17,400	513,474
IPG Photonics Corp.(a)	13,000	566,670
j2 Global, Inc.	29,350	775,427
Liquidity Services, Inc.(a)	20,750	1,062,192
MicroStrategy, Inc., Class A(a)	3,700	480,482
NIC, Inc.	40,450	513,715
Plantronics, Inc.	41,700	1,392,780
Polycom, Inc.(a)	69,700	733,244
Power Integrations, Inc.	33,700	1,257,010
Riverbed Technology, Inc.(a)	22,300	360,145
Sapient Corp.	99,500	1,001,965
Wright Express Corp.(a)	20,600	1,271,432

		13,380,857

Materials (4.2%)
Calgon Carbon Corp.(a)	46,150	656,253
Commercial Metals Co.	45,850	579,544
Kraton Performance Polymers, Inc.(a)	14,400	315,504
Minerals Technologies, Inc.	11,700	746,226
Quaker Chemical Corp.	20,450	944,995
		3,242,522
Utilities (3.2%)
American States Water Co.	12,000	474,960
New Jersey Resources Corp.	28,800	1,255,968
South Jersey Industries, Inc.	14,550	741,614
		2,472,542
TOTAL COMMON STOCKS (Cost $67,889,823)		74,387,685
INVESTMENT COMPANIES (2.6%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	1,968,155	1,968,155
TOTAL INVESTMENT COMPANIES (Cost $1,968,155)		1,968,155
Total Investments (Cost $69,857,978)(c) — 99.6%		76,355,840
Other assets in excess of liabilities — 0.4%		273,546
NET ASSETS — 100.0%		$76,629,386

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Small Cap Innovations Fund	$69,890,556	$10,390,801	$(3,925,517)	$6,465,284

See Notes to Schedules of Portfolio Investments.

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2012 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.0%)
Consumer Discretionary (12.5%)
Autoliv, Inc.	73	3,990
Dorman Products, Inc.(a)	50	1,254
Gentex Corp.	147	3,068
Hibbett Sports, Inc.(a)	76	4,386
John Wiley & Sons, Inc., Class A	34	1,666
Life Time Fitness, Inc.(a)	66	3,070
LKQ Corp.(a)	131	4,375
Select Comfort Corp.(a)	186	3,891
SodaStream International Ltd.(a)	73	2,991
Tempur-Pedic International, Inc.(a)	117	2,737
The Men’s Wearhouse, Inc.	78	2,195
Vitamin Shoppe, Inc.(a)	83	4,559
Wolverine World Wide, Inc.	87	3,374

		41,556

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	34	1,886
Darling International, Inc.(a)	83	1,369
Hain Celestial Group, Inc.(a)	64	3,522
The Fresh Market, Inc.(a)	55	2,950
United Natural Foods, Inc.(a)	69	3,785

		13,512

Energy (5.5%)
CARBO Ceramics, Inc.	69	5,294
Core Laboratories NV	39	4,520
Denbury Resources, Inc.(a)	156	2,357
Lufkin Industries, Inc.	34	1,847
Oceaneering International, Inc.	89	4,260

		18,278

Financials (23.0%)
Bank of Hawaii Corp.	144	6,617
Cohen & Steers, Inc.	112	3,865
Commerce Bancshares, Inc.	117	4,434
Corporate Office Properties Trust	87	2,045
Cullen/Frost Bankers, Inc.	57	3,277
DuPont Fabros Technology, Inc.	149	4,256
East West Bancorp, Inc.	293	6,874
Eaton Vance Corp.	64	1,725
Financial Engines, Inc.(a)	156	3,346
Green Dot Corp., Class A(a)	151	3,340
Jones Lang LaSalle, Inc.	87	6,122
MarketAxess Holdings, Inc.	92	2,451
Ocwen Financial Corp.(a)	348	6,536
SEI Investments Co.	126	2,506
Signature Bank(a)	94	5,731
SVB Financial Group(a)	73	4,287
Texas Capital Bancshares, Inc.(a)	78	3,150
UMB Financial Corp.	66	3,381
Umpqua Holdings Corp.	199	2,619

		76,562

Health Care (11.4%)
Bruker Corp.(a)	273	3,634
ICU Medical, Inc.(a)	71	3,790
Idexx Laboratories, Inc.(a)	44	4,230
Mednax, Inc.(a)	25	1,713
Meridian Bioscience, Inc.	181	3,703
Mettler-Toledo International, Inc.(a)	18	2,805
Myriad Genetics, Inc.(a)	165	3,922
Neogen Corp.(a)	48	2,218
Quality Systems, Inc.	126	3,466
ResMed, Inc.(a)	108	3,370
Techne Corp.	34	2,523
West Pharmaceutical Services, Inc.	55	2,777

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Health Care, continued
		38,151

Industrials (15.2%)
CLARCOR, Inc.	124	5,972
Donaldson Co., Inc.	193	6,441
ESCO Technologies, Inc.	48	1,749
Genesee & Wyoming, Inc., Class A(a)	73	3,857
Hub Group, Inc., Class A(a)	87	3,149
Hubbell, Inc., Class B	32	2,494
IDEX Corp.	55	2,144
Lindsay Manufacturing Co.	73	4,738
Middleby Corp.(a)	53	5,279
Nordson Corp.	60	3,077
Simpson Manufacturing Co., Inc.	60	1,771
Wabtec Corp.	87	6,787
Watts Water Technologies, Inc., Class A	101	3,367

		50,825

Information Technology (15.2%)
Blackbaud, Inc.	78	2,002
Bottomline Technologies, Inc.(a)	83	1,498
Coherent, Inc.(a)	32	1,386
CommVault Systems, Inc.(a)	73	3,619
Factset Research Systems, Inc.	34	3,160
InterDigital, Inc.	78	2,302
IPG Photonics Corp.(a)	60	2,615
j2 Global, Inc.	105	2,774
Liquidity Services, Inc.(a)	73	3,737
MicroStrategy, Inc., Class A(a)	28	3,636
National Instruments Corp.	119	3,196
NIC, Inc.	147	1,867
Plantronics, Inc.	110	3,674
Polycom, Inc.(a)	229	2,409
Power Integrations, Inc.	83	3,096
Riverbed Technology, Inc.(a)	110	1,776
Sapient Corp.	367	3,696
Wright Express Corp.(a)	69	4,259

		50,702

Materials (6.1%)
AptarGroup, Inc.	124	6,330
Calgon Carbon Corp.(a)	273	3,882
Commercial Metals Co.	266	3,362
Kraton Performance Polymers, Inc.(a)	117	2,563
Minerals Technologies, Inc.	66	4,210

		20,347

Utilities (5.1%)
AGL Resources, Inc.	92	3,565
American States Water Co.	94	3,721
New Jersey Resources Corp.	69	3,009
Questar Corp.	325	6,779

		17,074

TOTAL COMMON STOCKS (Cost $318,256)		327,007

INVESTMENT COMPANIES (2.0%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.03%(b)	6,581	6,581

TOTAL INVESTMENT COMPANIES (Cost $6,581)		6,581

Total Investments (Cost $324,837)(c) — 100.0%		333,588
Liabilities in excess of other assets — 0.0%		(18)

NET ASSETS — 100.0%		$333,570

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2012.
(c)	At June 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden SMID Cap Innovations Fund	$324,837	$8,918	$(167)	$8,751

See Notes to Schedules of Portfolio Investments.

Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2012 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level I	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Boston Trust Balanced Fund
Common Stocks[1]	$182,956,525	$—	$182,956,525
Corporate Bonds[1]	—	12,072,272	12,072,272
Municipal Bonds[2]	—	7,042,490	7,042,490
U.S. Government & U.S. Government
Agency Obligations	—	47,652,790	47,652,790
Investment Companies	3,859,051	—	3,859,051

Total	186,815,576	66,767,552	253,583,128

Boston Trust Equity Fund
Common Stocks[1]	66,970,115	—	66,970,115
Investment Companies	1,038,483	—	1,038,483

Total	68,008,598	—	68,008,598

Boston Trust Midcap Fund
Common Stocks[1]	27,103,809	—	27,103,809
Investment Companies	536,979	—	536,979

Total	27,640,788	—	27,640,788

Boston Trust Small Cap Fund
Common Stocks[1]	323,306,480	—	323,306,480
Investment Companies	3,273,815	—	3,273,815

Total	326,580,295	—	326,580,295

Boston Trust SMID Cap Fund
Common Stocks[1]	3,285,962	—	3,285,962
Investment Companies	41,038	—	41,038

Total	3,327,000	—	3,327,000

Walden Balanced Fund
Common Stocks[1]	39,612,349	—	39,612,349
Corporate Bonds[1]	—	2,162,148	2,162,148
Municipal Bonds[2]	—	749,844	749,844
U.S. Government & U.S. Government
Agency Obligations	—	11,097,531	11,097,531
Investment Companies	1,562,629	—	1,562,629
Total	41,174,978	14,009,523	55,184,501

Walden Equity Fund
Common Stocks[1]	97,304,762	—	97,304,762
Investment Companies	1,206,360	—	1,206,360

Total	98,511,122	—	98,511,122

Walden Midcap Fund
Common Stocks[1]	14,304,552	—	14,304,552
Investment Companies	606,281	—	606,281

Total	14,910,833	—	14,910,833

Walden Small Cap Innovations Fund
Common Stocks[1]	74,387,685	—	74,387,685
Investment Companies	1,968,155	—	1,968,155

Total	76,355,840	—	76,355,840

Walden SMID Cap Innovations Fund
Common Stocks[1]	327,007	—	327,007
Investment Companies	6,581	—	6,581

Total	333,588	—	333,588

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize significant transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of June 30, 2012 from the valuation input levels used on March 31, 2012. The Funds did not hold any Level 3 securities during the period ended June 30, 2012.

Subsequent Events:

Effective October 1, 2012 the Boston Trust Balanced Fund and the Walden Balanced Fund will be renamed the Boston Trust Asset Management Fund and the Walden Asset Management Fund, respectively.

Management evaluated subsequent events through the date these portfolio of investments were issued and concluded no additional subsequent events required recognition or disclosure in these portfolio of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date August 23, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date August 23, 2012

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date August 23, 2012